Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of the Options Granted	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of the Options Granted [Line Items]
Expected volatility		70.00%
Expected term	5 years
Dividend rate	0.00%	0.00%
Minimum [Member]
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of the Options Granted [Line Items]
Expected volatility	123.00%
Expected term		1 year
Risk free rate	2.14%	0.16%
Maximum [Member]
Stockholders' Equity (Details) - Schedule of Grant Date Fair Value of the Options Granted [Line Items]
Expected volatility	127.00%
Expected term		5 years
Risk free rate	3.75%	1.27%